Concentration of Risk	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Risk and Uncertainty [Line Items]
Concentration of Risk

NOTE 3 – CONCENTRATION OF RISK

The fair value of individual investments that represents 10% or more of the Plan’s net assets available for benefits were as follows:

	As of December 31,
	2025	2024

McGrath RentCorp Unitized Stock Fund	$24,614,398	$26,640,855